Accounts Payable and Accrued Liabilities (Details Narrative) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Jan. 25, 2023	Feb. 28, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 548,328	$ 519,136	$ 17,295,873	$ 302,059
Accrued expenses	$ 473,577	$ 329,922		$ 13,806